Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 137,531		$ 127,439
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(76,798)		(60,633)
Premises and Equipment, Net	60,733		66,806
Equipment under operating leases, gross	56,619	[1]	71,502	[1]
Equipment under operating leases, accumulated depreciation	(29,801)		(24,176)
Equipment under operating leases, net	26,818		47,326
Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	88,589		80,002
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	18,340		19,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	17,963		17,985
Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	11,054		9,202
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 1,585		$ 1,250

[1]	(1) Balances exclude rent and deferred rent receivables as well as deferred origination cost.